UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2006

Date of reporting period: December 31, 2006

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis:
Selected American Shares	3
Selected Special Shares	4

Fund Performance and Supplementary Information:
Selected American Shares	7
Selected Special Shares	11
Selected Daily Government Fund	16

Schedule of Investments:
Selected American Shares	18
Selected Special Shares	23
Selected Daily Government Fund	28

Statements of Assets and Liabilities	31

Statements of Operations	33

Statements of Changes in Net Assets	34

Notes to Financial Statements	36

Financial Highlights	45

Report of Independent Registered Public Accounting Firm	49

Fund Information	50

Directors and Officers	51

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either at our website, SelectedFunds.com, or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle Chairman	Christopher C. Davis President

February 2, 2007

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the year ended December 31, 2006, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 15.79%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased between 2.0% and 5.6% over the four calendar quarters of 2006. Interest rates, as measured by the 10-year Treasury bond, began 2006 a little above 4.4%, peaked in June at about 5.1%, and ended the year just below 4.6%.

Selected American Shares

Performance Overview

Selected American Shares’ Class S shares returned 15.19% for the year ended December 31, 20062, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 15.79%. The Fund’s Class D shares returned 15.59% over the same period.

The Fund’s largest investments were in diversified financial companies, and they were also the most important contributors3 to the Fund’s performance over the year. The Fund benefited from its substantial investment in this sector, which out-performed the S&P 500® Index. JPMorgan Chase4, Julius Baer, and American Express were among the top contributors to performance.

Consumer discretionary and consumer staple companies also made important contributions to performance. The Fund benefited from careful stock selection in the consumer discretionary sector as the Fund’s companies included in this sector out-performed the Index. Two consumer discretionary companies, Comcast and Harley-Davidson, and one consumer staples company, Altria, were among the top contributors to performance. Two consumer discretionary companies, Apollo Group and H&R Block, and one consumer staples company, Hershey, were among the top detractors from performance.

The Fund also has a large investment in insurance companies. While insurance companies made a positive contribution to performance, they under-performed the Index. Berkshire Hathaway and Loews were among the top contributors to performance. Progressive, Transatlantic Holdings, and Marsh & McLennan were among the top detractors from performance. The Fund no longer owns Marsh & McLennan.

The Fund’s investments in telecommunication service and energy companies also contributed to the Fund under-performing the Index over the year. Telecommunication service companies were the strongest performing sector of the Index, but the telecommunication service companies owned by the Fund did not perform as well. While energy companies made positive contributions to the Fund’s performance, they under-performed the Index. One energy company, ConocoPhillips, was among the top contributors to performance. Sprint Nextel, a telecommunication services company, and EOG Resources, an energy company, were among the top detractors from performance.

Another individual company making important contributions to performance included Golden West Financial, a banking company. Other individual companies detracting from performance included Cardinal Health, a health care company, and Dell, an information technology company. Golden West Financial was acquired by Wachovia in October 2006.

The Fund had approximately 10% of its assets invested in foreign companies at December 31, 2006. As a group, the foreign companies owned by the Fund out-performed the S&P 500® Index over the year.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Selected Special Shares

Performance Overview

Selected Special Shares’ Class S shares returned 17.74% for the year ended December 31, 20062, compared to its benchmark, the Russell 3000® Index1, which returned 15.72%. In early 2006, the Board of Directors approved a change in benchmarks from the Dow Jones Wilshire 5000 Index1, which returned 15.88%. Experience has demonstrated that Selected Special Shares does not often invest in companies with small market capitalizations. Thus, the Board determined that the Russell 3000® Index more closely approximates the companies which the Fund invests in. The Fund’s Class D shares returned 18.19% over the same period.

Consumer discretionary companies were the most important contributors3 to performance and the Fund had more invested in consumer discretionary companies than in any other single sector. The Fund benefited from its substantial investment in this sector, as the consumer discretionary companies included in the Russell 3000® Index out-performed the overall Russell 3000® Index. Garmin4, Hunter Douglas, Harley-Davidson, and DIRECTV were among the top contributors to performance. Advance Auto Parts, Apollo Group, Lear, Blount International, and Mohawk Industries were among the top detractors from performance. The Fund no longer owns Lear and DIRECTV.

Diversified financial and insurance companies also made important contributions to performance. The Fund holds significant investments in these companies and the diversified financial sector out-performed the Russell 3000® Index while the insurance sector under-performed the Russell 3000® Index. Two diversified financial companies, First Marblehead and Pargesa, and one insurance company, Markel, were among the top contributors to performance. One insurance company, Brown & Brown, was among the top detractors from performance. The Fund no longer owns First Marblehead.

The Fund also has significant holdings in information technology companies and overall this sector under-performed the Russell 3000® Index. Microsoft was among the top contributors while Convera and Texas Instruments were among the top detractors from performance.

Other individual companies making important contributions to performance included Level 3 Communications, a telecommunication services company, and Zimmer Holdings, a health care company. Another individual company detracting from performance included Sprint Nextel, a telecommunication services company.

The Fund had approximately 19% of its assets invested in foreign companies at December 31, 2006. As a group, the foreign companies owned by the Fund out-performed the Russell 3000® Index over the year.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected American Shares are: (1) market risk, (2) company risk, (3) foreign country risk, (4) financial services risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Selected Special Shares’ investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Selected Special Shares are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1       The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.      The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

III.   The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

2          Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following tables list the average annual total returns for the periods ended December 31, 2006.

Fund Name	1-Year	5-Year	10-Year
Selected American Shares S	15.19%	9.00%	11.12%
Selected Special Shares S	17.74%	10.61%	9.97%

		Inception
Fund Name	1-Year	(May 3, 2004)
Selected American Shares D	15.59%	13.16%
Selected Special Shares D	18.19%	13.51%

Benchmark Index	1-Year	5-Year	10-Year	Class D Inception (May 3, 2004)
Standard & Poor’s 500® Index	15.79%	6.19%	8.42%	11.41%
Russell 3000® Index	15.72%	7.17%	8.64%	12.62%
Dow Jones Wilshire 5000 Index	15.88%	7.65%	8.67%	12.53%

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Selected Funds Shareholder Services at 1-800-243-1575.

3          A company’s or sector’s contribution to the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4       This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Fund’s holdings of each company discussed.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

SELECTED FUNDS

FUND OVERVIEW

SELECTED AMERICAN SHARES, INC.

At December 31, 2006

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock	97.80%	Diversified Financials	16.09%	10.50%
Convertible Bonds	0.29%	Insurance	14.58%	4.86%
Short Term Investments	1.87%	Energy	11.92%	9.94%
Other Assets & Liabilities	0.04%	Banks	8.22%	5.65%
	100.00%	Media	7.26%	3.72%
		Food, Beverage & Tobacco	7.04%	4.72%
		Food & Staples Retailing	5.47%	2.18%
		Technology	5.00%	15.11%
		Capital Goods	4.22%	8.59%
		Materials	4.16%	2.96%
		Other	3.87%	10.64%
		Health Care	3.61%	12.01%
		Retailing	2.89%	3.37%
		Automobiles & Components	2.00%	0.55%
		Telecommunication Services	1.93%	3.51%
		Transportation	1.74%	1.69%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	4.48%
ConocoPhillips	Energy	4.44%
American International Group, Inc.	Multi-Line Insurance	4.37%
Altria Group, Inc.	Food, Beverage & Tobacco	4.34%
Tyco International Ltd.	Capital Goods	4.14%
JPMorgan Chase & Co.	Diversified Financial Services	4.06%
Costco Wholesale Corp.	Food & Staples Retailing	3.59%
Comcast Corp., Special Class A	Media	3.32%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.23%
HSBC Holdings PLC	Commercial Banks	2.68%

SELECTED FUNDS

PORTFOLIO ACTIVITY

SELECTED AMERICAN SHARES, INC.

January 1, 2006 through December 31, 2006

New Positions Added (01/01/06 - 12/31/06)

(Highlighted positions are those greater than 0.50% of 12/31/06 total net assets)

			% of 12/31/06
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
Amazon.com, Inc.	Retailing	07/27/06	0.65%
Ambac Financial Group, Inc.	Property & Casualty Insurance	12/19/06	0.06%
Apollo Group, Inc., Class A	Consumer Services	03/09/06	0.25%
Bed Bath & Beyond Inc.	Retailing	06/16/06	0.51%
BHP Billiton PLC	Materials	01/13/06	0.21%
Canadian Natural Resources Ltd.	Energy	11/03/06	0.39%
CarMax, Inc.	Retailing	07/17/06	0.29%
China Coal Energy Co., Shares H	Energy	12/13/06	0.22%
Express Scripts, Inc.	Health Care Equipment & Services	11/14/06	0.37%
Liberty Media Corp. –
Capital, Series A	Media	01/26/06	0.28%
Liberty Media Corp. –
Interactive, Series A	Retailing	01/26/06	0.31%
Lowe’s Cos, Inc.	Retailing	07/17/06	0.49%
Mellon Financial Corp.	Capital Markets	12/04/06	0.45%
News Corp., Class A	Media	01/26/06	1.69%
Procter & Gamble Co.	Household & Personal Products	04/12/06	1.07%
Rio Tinto PLC	Materials	01/13/06	0.21%
Sears Holdings Corp.	Retailing	12/05/06	0.24%
Sprint Nextel Corp.	Telecommunication Services	03/09/06	1.09%
UnitedHealth Group Inc.	Health Care Equipment & Services	10/19/06	1.04%

Positions Closed (01/01/06 - 12/31/06)

(Gains and losses greater than $20,000,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
Centerpoint Properties Trust	Real Estate	03/09/06	$119,119,412
Embarq Corp.	Telecommunication Services	06/14/06	(1,995,049)
Fifth Third Bancorp	Commercial Banks	06/29/06	(35,684,972)
Golden West Financial Corp.	Thrift & Mortgage Finance	10/02/06	87,246,117
HCA, Inc.	Health Care Equipment & Services	09/19/06	24,972,855
Lexmark International, Inc., Class A	Technology Hardware & Equipment	06/15/06	(14,874,013)
Lloyds TSB Group PLC	Commercial Banks	09/21/06	3,763,357
Marsh & McLennan Cos, Inc.	Insurance Brokers	06/29/06	(20,706,808)
Telewest Global, Inc.	Telecommunication Services	03/06/06	(4,540,423)

SELECTED FUNDS

SELECTED AMERICAN SHARES, INC.

CLASS S FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2006			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
			(07/01/06)	(12/31/06)	(07/01/06-12/31/06)
One-Year	15.19%	Actual	$1,000.00	$1,114.51	$4.80
Five-Year	9.00%	Hypothetical (5% return
Ten-Year	11.12%	before expenses)	$1,000.00	$1,020.67	$4.58

*Expenses are equal to the Class’s annualized expense ratio (0.90%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Selected American Shares, Class S on December 31, 1996. As the chart shows, by December 31, 2006, the value of your investment would have grown to $28,693 - a 186.93% increase on your initial investment. For comparison, the Standard & Poor’s 500® Stock Index is presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Selected American Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS

SELECTED AMERICAN SHARES, INC.

CLASS D FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2006			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
			(07/01/06)	(12/31/06)	(07/01/06-12/31/06)
One-Year	15.59%	Actual	$1,000.00	$1,116.46	$3.09
Life of Class (May 3, 2004 through		Hypothetical (5% return
December 31, 2006)	13.16%	before expenses)	$1,000.00	$1,022.28	$2.96

*Expenses are equal to the Class’s annualized expense ratio (0.58%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Selected American Shares, Class D on May 3, 2004 (inception of class). As the chart shows, by December 31, 2006, the value of your investment would have grown to $13,892 - a 38.92% increase on your initial investment. For comparison, the Standard & Poor’s 500® Stock Index is presented on the chart below.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Selected American Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS

FUND OVERVIEW

SELECTED SPECIAL SHARES, INC.

At December 31, 2006

Portfolio Composition		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	Russell 3000®

Common Stock	97.20%	Retailing	14.88%	3.75%
Convertible Bonds	1.34%	Insurance	13.67%	4.21%
Short Term Investments	1.92%	Technology	11.24%	15.32%
Other Assets & Liabilities	(0.46)%	Consumer Durables & Apparel	8.22%	1.53%
	100.00%	Diversified Financials	7.31%	9.38%
		Health Care	6.69%	12.15%
		Media	6.69%	3.75%
		Capital Goods	5.63%	8.08%
		Banks	4.99%	6.09%
		Telecommunication Services	4.94%	3.35%
		Other	4.43%	15.60%
		Energy	3.30%	8.62%
		Food, Beverage & Tobacco	3.08%	4.20%
		Automobiles & Components	2.48%	0.61%
		Materials	2.45%	3.36%
			100.00%	100.00%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Garmin Ltd.	Consumer Durables & Apparel	3.81%
Markel Corp.	Property & Casualty Insurance	3.61%
Netflix Inc.	Retailing	3.07%
E*TRADE Financial Corp.	Capital Markets	3.01%
Lagardere S.C.A.	Media	2.98%
Hunter Douglas NV	Consumer Durables & Apparel	2.91%
Tiffany & Co.	Retailing	2.62%
Harley-Davidson, Inc.	Automobiles & Components	2.44%
Molex Inc., Class A	Technology Hardware & Equipment	2.44%
Microsoft Corp.	Software & Services	2.26%

SELECTED FUNDS

PORTFOLIO ACTIVITY

SELECTED SPECIAL SHARES, INC.

January 1, 2006 through December 31, 2006

New Positions Added (01/01/06 - 12/31/06)

(Highlighted positions are those greater than 1.00% of 12/31/06 total net assets)

			% of 12/31/06
		Date of 1st	Fund
Security	Industry	Purchase	Net Assets
American Tower Corp., Class A	Telecommunication Services	06/13/06	0.74%
Anglo Irish Bank Corp. PLC	Commercial Banks	01/19/06	1.63%
Apollo Group, Inc., Class A	Consumer Services	01/17/06	1.21%
Bed Bath & Beyond Inc.	Retailing	09/11/06	0.72%
CarMax, Inc.	Retailing	12/04/06	0.54%
Convera Corp., Class A	Software & Services	02/24/06	0.53%
DIRECTV Group, Inc.	Media	04/12/06	–
First Data Corp.	Software & Services	09/21/06	0.27%
Fiserv, Inc.	Software & Services	03/01/06	1.54%
Lowe’s Cos, Inc.	Retailing	09/11/06	0.93%
MBIA Inc.	Property & Casualty Insurance	08/17/06	1.03%
Microsoft Corp.	Software & Services	05/30/06	2.26%
Netflix Inc.	Retailing	02/02/06	3.07%
Nymex Holdings Inc.	Diversified Financial Services	11/16/06	0.12%
Omnicare, Inc.	Health Care Equipment & Services	12/21/06	1.88%
RadioShack Corp.	Retailing	07/07/06	0.07%
RenaissanceRe Holdings Ltd.	Reinsurance	09/28/06	0.48%
Sears Holdings Corp.	Retailing	03/16/06	1.71%
Sprint Nextel Corp.	Telecommunication Services	05/18/06	1.87%
Target Corp.	Retailing	09/11/06	0.48%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	10/11/06	1.10%
Toll Brothers, Inc.	Consumer Durables & Apparel	06/15/06	0.43%
UnitedHealth Group Inc.	Health Care Equipment & Services	11/27/06	0.43%
Yum! Brands, Inc.	Consumer Services	12/13/06	1.06%

SELECTED FUNDS

PORTFOLIO ACTIVITY - (Continued)

SELECTED SPECIAL SHARES, INC.

January 1, 2006 through December 31, 2006

Positions Closed (01/01/06 - 12/31/06)

(Gains and losses greater than $500,000 are highlighted)

		Date of	Realized
Security	Industry	Final Sale	Gain (Loss)
99 Cents Only Stores	Retailing	06/15/06	$(698,191)
AmerisourceBergen Corp.	Health Care Equipment & Services	02/02/06	483,275
Autoliv, Inc.	Automobiles & Components	06/29/06	330,569
AutoNation, Inc.	Retailing	08/04/06	1,554,997
Cincinnati Financial Corp.	Property & Casualty Insurance	12/08/06	100,781
DIRECTV Group, Inc.	Media	12/26/06	767,731
EchoStar Communications Corp., Class A	Media	04/18/06	32,834
First Marblehead Corp.	Consumer Finance	11/28/06	1,950,754
Golden West Financial Corp.	Thrift & Mortgage Finance	10/02/06	762,625
Groupe Bruxelles Lambert S.A.	Diversified Financial Services	06/02/06	1,968,978
Groupe Bruxelles Lambert S.A.
STRIP VVPR	Diversified Financial Services	07/10/06	19
Hughes Supply, Inc.	Capital Goods	01/04/06	688,801
Huntsman Corp.	Materials	01/20/06	(235,034)
Lear Corp.	Automobiles & Components	03/09/06	(951,969)
Lexmark International, Inc., Class A	Technology Hardware & Equipment	10/12/06	601,585
Lincare Holdings Inc.	Health Care Equipment & Services	07/26/06	277,806
Reynolds & Reynolds Co., Class A	Software & Services	03/10/06	4,608
Robbins & Myers, Inc.	Capital Goods	04/18/06	(225,329)
Sempra Energy	Utilities	08/07/06	1,084,486
ServiceMaster Co.	Consumer Services	06/22/06	(367,330)
Telewest Global, Inc.	Telecommunication Services	03/06/06	25,612

SELECTED FUNDS

SELECTED SPECIAL SHARES, INC.

CLASS S FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2006			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
			(07/01/06)	(12/31/06)	(07/01/06-12/31/06)
One-Year	17.74%	Actual	$1,000.00	$1,113.93	$6.29
Five-Year	10.61%	Hypothetical (5% return
Ten-Year	9.97%	before expenses)	$1,000.00	$1,019.26	$6.01

*Expenses are equal to the Class’s annualized expense ratio (1.18%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the “Expense Example”.

$10,000 invested over ten years. Let’s say you invested $10,000 in Selected Special Shares, Class S on December 31, 1996. As the chart shows, by December 31, 2006, the value of your investment would have grown to $25,878 - a 158.78% increase on your initial investment. For comparison, the Dow Jones Wilshire 5000 Stock Index and the Russell 3000® Stock Index are also presented on the chart below.

The Dow Jones Wilshire 5000 Stock Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

The Russell 3000® Stock Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Selected Special Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS

SELECTED SPECIAL SHARES, INC.

CLASS D FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the periods ended December 31, 2006			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
			(07/01/06)	(12/31/06)	(07/01/06-12/31/06)
One-Year	18.19%	Actual	$1,000.00	$1,115.66	$4.37
Life of Class (May 3, 2004 through		Hypothetical (5% return
December 31, 2006)	13.51%	before expenses)	$1,000.00	$1,021.07	$4.18

*Expenses are equal to the Class’s annualized expense ratio (0.82%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the “Expense Example”.

$10,000 invested at inception. Let’s say you invested $10,000 in Selected Special Shares, Class D on May 3, 2004 (inception of class). As the chart shows, by December 31, 2006, the value of your investment would have grown to $14,009 - a 40.09% increase on your initial investment. For comparison, the Dow Jones Wilshire 5000 Stock Index and the Russell 3000® Stock Index are also presented on the chart below.

The Dow Jones Wilshire 5000 Stock Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

The Russell 3000® Stock Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance data for Selected Special Shares, contained in this report, represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

SELECTED FUNDS

FUND OVERVIEW

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

At December 31, 2006

Portfolio Composition		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Repurchase Agreements	62.76%	0-30 Days	72.86%
Federal Home Loan Bank	18.00%	31-90 Days	11.65%
Freddie Mac	12.67%	91-180 Days	8.90%
Fannie Mae	5.38%	181-391 Days	6.59%
Federal Farm Credit Bank	0.99%		100.00%
Other Assets & Liabilities	0.20%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

Expense Example
Class S	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/06)	(12/31/06)	(07/01/06-12/31/06)
Actual	$1,000.00	$1,023.02	$3.77

Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77

Expense Example
Class D	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/06)	(12/31/06)	(07/01/06-12/31/06)
Actual	$1,000.00	$1,024.89	$1.99

Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.99

*Expenses are equal to the Class’s annualized expense ratio (0.74% and 0.39% for Class S and D, respectively), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 17 for a description of the “Expense Example”.

SELECTED FUNDS

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Funds’ Expense Example, which appears in each Class’s Fund Performance section in this Annual Report. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 07/01/06 to 12/31/06. Please note that the Expense Example is general and does not reflect certain account specific costs, which may increase your total costs of investing in the Fund. If these account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC.

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (97.80%)

AUTOMOBILES & COMPONENTS – (1.96%)
3,321,500	Harley-Davidson, Inc.	$234,066,105
CAPITAL GOODS – (4.14%)
16,222,264	Tyco International Ltd.	493,156,826
CAPITAL MARKETS – (3.73%)
2,494,060	Ameriprise Financial, Inc.	135,926,270
1,339,355	Julius Baer Holding, Ltd. AG (Switzerland)	147,510,415
1,275,000	Mellon Financial Corp.	53,741,250
1,039,864	Morgan Stanley	84,676,126
330,000	State Street Corp.	22,255,200
		444,109,261
COMMERCIAL BANKS – (8.07%)
1,942,500	Commerce Bancorp, Inc.	68,511,975
17,514,274	HSBC Holdings PLC (United Kingdom)	319,267,494
4,923,748	Wachovia Corp.	280,407,449
8,237,120	Wells Fargo & Co.	292,911,987
		961,098,905
COMMERCIAL SERVICES & SUPPLIES – (0.86%)
1,241,000	D&B Corp.*	102,742,390
CONSUMER DURABLES & APPAREL – (0.22%)
328,596	Hunter Douglas NV (Netherlands)	26,416,178
CONSUMER FINANCE – (4.48%)
8,807,800	American Express Co.	534,369,226
CONSUMER SERVICES – (1.26%)
762,500	Apollo Group, Inc., Class A*	29,691,750
5,211,000	H&R Block, Inc.	120,061,440
		149,753,190
DIVERSIFIED FINANCIAL SERVICES – (7.57%)
4,704,189	Citigroup Inc.	262,023,327
10,010,740	JPMorgan Chase & Co.	483,518,742
2,265,600	Moody’s Corp.	156,462,336
		902,004,405
ENERGY – (11.69%)
865,000	Canadian Natural Resources Ltd. (Canada)	46,043,950
40,540,200	China Coal Energy Co., Shares H* (China)	26,424,645
7,350,660	ConocoPhillips	528,879,987
3,720,842	Devon Energy Corp.	249,594,081
3,176,200	EOG Resources, Inc.	198,353,690

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (Continued)
5,081,600	Occidental Petroleum Corp.	$248,134,528
1,188,000	Transocean Inc.*	96,097,320
		1,393,528,201
FOOD & STAPLES RETAILING – (5.36%)
8,095,500	Costco Wholesale Corp.	427,766,220
4,573,000	Wal-Mart Stores, Inc.	211,181,140
		638,947,360
FOOD, BEVERAGE, & TOBACCO – (6.91%)
6,027,500	Altria Group, Inc.	517,280,050
7,651,635	Diageo PLC (United Kingdom)	150,193,628
2,232,650	Heineken Holding NV (Netherlands)	90,774,064
1,304,800	Hershey Co.	64,979,040
		823,226,782
HEALTH CARE EQUIPMENT & SERVICES – (3.54%)
1,610,000	Cardinal Health, Inc.	103,732,300
2,633,500	Caremark Rx, Inc.	150,399,185
615,000	Express Scripts, Inc.*	44,034,000
2,302,000	UnitedHealth Group Inc.	123,686,460
		421,851,945
HOUSEHOLD & PERSONAL PRODUCTS – (1.45%)
1,379,000	Avon Products, Inc.	45,562,160
1,987,000	Procter & Gamble Co.	127,704,490
		173,266,650
INSURANCE BROKERS – (0.63%)
2,112,700	Aon Corp.	74,662,818
LIFE & HEALTH INSURANCE – (0.47%)
658,000	Principal Financial Group, Inc.	38,624,600
400,000	Sun Life Financial Inc. (Canada)	16,940,000
		55,564,600
MATERIALS – (4.08%)
1,339,500	BHP Billiton PLC (United Kingdom)	24,509,526
930,600	Martin Marietta Materials, Inc.	96,698,646
477,500	Rio Tinto PLC (United Kingdom)	25,411,817
3,941,700	Sealed Air Corp.	255,895,164
924,100	Vulcan Materials Co.	83,048,867
		485,564,020

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MEDIA – (7.12%)
9,448,000	Comcast Corp., Special Class A*	$395,682,240
483,300	Gannett Co., Inc.	29,220,318
1,282,459	Lagardere S.C.A. (France)	103,267,519
346,450	Liberty Media Corp. – Capital, Series A*	33,934,777
9,362,500	News Corp., Class A	201,106,500
2,171,643	NTL Inc.	54,833,986
2,235,400	WPP Group PLC (United Kingdom)	30,222,599
		848,267,939
MULTI-LINE INSURANCE – (6.41%)
7,265,325	American International Group, Inc.	520,633,190
5,874,000	Loews Corp.	243,594,780
		764,227,970
PROPERTY & CASUALTY INSURANCE – (5.91%)
83,200	Ambac Financial Group, Inc.	7,410,624
3,497	Berkshire Hathaway Inc., Class A*	384,635,030
6,366	Berkshire Hathaway Inc., Class B*	23,337,756
576,800	Chubb Corp.	30,518,488
21,700	Markel Corp.*	10,418,170
10,212,800	Progressive Corp. (Ohio)	247,354,016
		703,674,084
REINSURANCE – (0.89%)
1,708,400	Transatlantic Holdings, Inc.	106,091,640
RETAILING – (2.84%)
1,956,000	Amazon.com, Inc.*	77,193,540
1,608,000	Bed Bath & Beyond Inc.*	61,272,840
635,000	CarMax, Inc.*	34,055,050
722,500	Expedia, Inc.*	15,165,275
722,500	IAC/InterActiveCorp*	26,833,650
1,732,250	Liberty Media Corp. – Interactive, Series A*	37,347,310
1,856,000	Lowe’s Cos, Inc.	57,814,400
168,000	Sears Holdings Corp.*	28,212,240
		337,894,305
SOFTWARE & SERVICES – (3.42%)
3,575,500	Iron Mountain Inc.*	147,811,170
8,718,000	Microsoft Corp.	260,232,300
		408,043,470

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

December 31, 2006

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TECHNOLOGY HARDWARE & EQUIPMENT – (1.48%)
2,924,000	Dell Inc.*	$73,246,200
1,850,000	Hewlett-Packard Co.	76,201,500
1,325,000	Nokia Oyj, ADR (Finland)	26,924,000
		176,371,700
TELECOMMUNICATION SERVICES – (1.60%)
2,321,000	SK Telecom Co., Ltd., ADR (South Korea)	61,460,080
6,853,000	Sprint Nextel Corp.	129,453,170
		190,913,250
TRANSPORTATION – (1.71%)
19,174,729	China Merchants Holdings International Co., Ltd. (Hong Kong)	78,638,501
13,529,500	Cosco Pacific Ltd. (Hong Kong)	31,622,117
521,910	Kuehne & Nagel International AG, Registered (Switzerland)	37,970,719
740,500	United Parcel Service, Inc., Class B	55,522,690
		203,754,027

Total Common Stock – (identified cost $7,153,720,295)	11,653,567,247

CONVERTIBLE BONDS – (0.29%)

TELECOMMUNICATION SERVICES – (0.29%)
$19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $19,200,000)	34,896,000

SHORT TERM INVESTMENTS – (1.87%)

COMMERCIAL PAPER – (0.20%)
24,000,000	Three Pillars Funding Corp., 5.35%, 01/02/07, 144A (b)	23,996,433

REPURCHASE AGREEMENTS – (1.67%)
71,321,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.33%,
	01/02/07, dated 12/29/06, repurchase value of $71,363,238
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.00%-7.00%, 07/01/19-12/01/36, total market
	value $72,747,420)	71,321,000
76,416,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%
	01/02/07, dated 12/29/06, repurchase value of $76,461,425
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.39%-6.493%, 02/01/34-09/01/36, total market
	value $77,944,320)	76,416,000

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

December 31, 2006

		Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (Continued)

REPURCHASE AGREEMENTS – (Continued)
$51,302,000	UBS Securities LLC Joint Repurchase Agreement, 5.32%,
	01/02/07, dated 12/29/06, repurchase value of $51,332,325
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.50%-7.50%, 03/01/08-12/01/36, total market
	value $52,328,040)	$51,302,000
		199,039,000

Total Short Term Investments – (identified cost $223,035,433)	223,035,433

Total Investments – (99.96%) – (identified cost $7,395,955,728) – (a)	11,911,498,680
Other Assets Less Liabilities – (0.04%)	4,738,293
Net Assets – (100.00%)	$11,916,236,973

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)     Aggregate cost for Federal Income Tax purposes is $7,400,156,145. At December 31, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$4,576,924,763
Unrealized depreciation	(65,582,228)
Net unrealized appreciation	$4,511,342,535

(b)    These securities are subject to Rule 144A. These securities amounted to $23,996,433 or 0.20% of the Fund’s net assets as of December 31, 2006.

(c)    Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the year ended December 31, 2006. The Fund did not hold any affiliated companies as of December 31, 2006. Transactions during the period in which the issuers were affiliates are as follows:

	Shares	Gross	Gross	Shares	Dividend
Security	December 31, 2005	Additions	Reductions	December 31, 2006	Income

Centerpoint Properties
Trust (d)	2,938,388	–	2,938,388	–	$530,808

(d)	Not an affiliate as of December 31, 2006.

See Notes to Financial Statements

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC.

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (97.20%)

AUTOMOBILES & COMPONENTS – (2.44%)
51,900	Harley-Davidson, Inc.	$3,657,393
CAPITAL GOODS – (5.55%)
57,500	American Standard Cos, Inc.	2,636,375
138,700	Blount International, Inc.*	1,866,902
29,200	Franklin Electric Co., Inc.	1,498,836
600	Tae Young Corp. (South Korea)	48,387
74,300	Tyco International Ltd.	2,258,720
		8,309,220
CAPITAL MARKETS – (4.89%)
201,000	E*TRADE Financial Corp.*	4,506,420
5,600	Julius Baer Holding, Ltd. AG (Switzerland)	616,758
23,100	Legg Mason, Inc.	2,195,655
		7,318,833
COMMERCIAL BANKS – (4.92%)
118,420	Anglo Irish Bank Corp. PLC (Ireland)	2,446,413
69,900	Commerce Bancorp, Inc.	2,465,373
42,987	Wachovia Corp.	2,448,110
		7,359,896
COMMERCIAL SERVICES & SUPPLIES – (0.44%)
7,900	D&B Corp.*	654,041
CONSUMER DURABLES & APPAREL – (8.10%)
102,400	Garmin Ltd.	5,699,584
54,177	Hunter Douglas NV (Netherlands)	4,355,346
19,000	Mohawk Industries, Inc.*	1,422,340
19,950	Toll Brothers, Inc.*	642,988
		12,120,258
CONSUMER SERVICES – (2.27%)
46,700	Apollo Group, Inc., Class A*	1,817,564
26,900	Yum! Brands, Inc.	1,581,720
		3,399,284
DIVERSIFIED FINANCIAL SERVICES – (2.31%)
1,500	Nymex Holdings Inc.*	186,015
28,713	Pargesa Holding S.A., Bearer Shares (Switzerland)	3,270,714
		3,456,729
ENERGY – (3.25%)
32,600	Tenaris S.A., ADR (Luxembourg)	1,626,414
40,000	Transocean Inc.*	3,235,600
		4,862,014

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (0.72%)
20,500	Costco Wholesale Corp.	$1,083,220
FOOD, BEVERAGE & TOBACCO – (3.04%)
23,625	Heineken Holding NV (Netherlands)	960,534
900	Lotte Chilsung Beverage Co., Ltd. (South Korea)	1,354,839
1,200	Lotte Confectionery Co., Ltd. (South Korea)	1,561,290
6,970	Nong Shim Holdings Co., Ltd. (South Korea)	667,022
		4,543,685
HEALTH CARE EQUIPMENT & SERVICES – (5.48%)
26,200	Cardinal Health, Inc.	1,688,066
20,500	IDEXX Laboratories, Inc.*	1,624,625
72,700	Omnicare, Inc.	2,808,401
12,000	UnitedHealth Group Inc.	644,760
18,400	Zimmer Holdings, Inc.*	1,442,192
		8,208,044
HOUSEHOLD & PERSONAL PRODUCTS – (0.93%)
7,638	Pacific Corp. (South Korea)	1,396,224
INSURANCE BROKERS – (2.60%)
101,200	Brown & Brown, Inc.	2,854,852
33,700	Marsh & McLennan Cos, Inc.	1,033,242
		3,888,094
LIFE & HEALTH INSURANCE – (2.11%)
14,500	AFLAC Inc.	667,000
82,300	Power Corp. of Canada (Canada)	2,490,560
		3,157,560
MATERIALS – (2.42%)
16,800	Sealed Air Corp.	1,090,656
32,500	Sigma-Aldrich Corp.	2,524,600
		3,615,256
MEDIA – (6.59%)
55,400	Lagardere S.C.A. (France)	4,460,977
103,002	NTL Inc.	2,600,801
41,300	WPP Group PLC, ADR (United Kingdom)	2,797,662
		9,859,440
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (1.11%)
36,760	Thermo Fisher Scientific, Inc.*	1,664,860

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

December 31, 2006

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

PROPERTY & CASUALTY INSURANCE – (6.87%)
37,400	Ambac Financial Group, Inc.	$3,331,218
11,255	Markel Corp.*	5,403,526
21,200	MBIA Inc.	1,548,872
		10,283,616
REINSURANCE – (1.89%)
7,200	Everest Re Group, Ltd.	706,392
11,900	RenaissanceRe Holdings Ltd.	714,000
22,775	Transatlantic Holdings, Inc.	1,414,328
		2,834,720
RETAILING – (14.66%)
66,650	Advance Auto Parts, Inc.	2,370,074
28,200	Bed Bath & Beyond Inc.*	1,074,561
15,000	CarMax, Inc.*	804,450
139,700	Expedia, Inc.*	2,932,303
44,700	Lowe’s Cos, Inc.	1,392,405
177,500	Netflix Inc.*	4,588,375
38,800	Office Depot, Inc.*	1,480,996
6,300	RadioShack Corp.	105,714
15,200	Sears Holdings Corp.*	2,552,536
12,500	Target Corp.	713,125
100,000	Tiffany & Co.	3,924,000
		21,938,539
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (1.20%)
57,000	Texas Instruments Inc.	1,641,600
8,227	Verigy Ltd.* (Singapore)	146,029
		1,787,629
SOFTWARE & SERVICES – (5.88%)
174,773	Convera Corp., Class A*	798,713
15,900	First Data Corp.	405,768
43,900	Fiserv, Inc.*	2,299,043
37,700	Iron Mountain Inc.*	1,558,518
113,500	Microsoft Corp.	3,387,975
15,900	Western Union Co.	356,478
		8,806,495
TECHNOLOGY HARDWARE & EQUIPMENT – (4.00%)
67,200	Agilent Technologies, Inc.*	2,341,920
131,600	Molex Inc., Class A	3,645,320
		5,987,240

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

December 31, 2006

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

TELECOMMUNICATION SERVICES – (3.53%)
29,600	American Tower Corp., Class A*	$1,103,488
547,700	Covad Communications Group, Inc.*	755,826
23,500	SK Telecom Co., Ltd., ADR (South Korea)	622,280
148,300	Sprint Nextel Corp.	2,801,387
		5,282,981

Total Common Stock – (identified cost $104,939,293)	145,475,271

CONVERTIBLE BONDS – (1.34%)

TELECOMMUNICATION SERVICES – (1.34%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,100,000)	1,999,250

SHORT TERM INVESTMENTS – (1.92%)

1,030,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.33%,
	01/02/07, dated 12/29/06, repurchase value of $1,030,610
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.00%, 07/01/19-12/01/36,
	total market value $1,050,600)	1,030,000
1,104,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	01/02/07, dated 12/29/06, repurchase value of $1,104,656
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 5.39%-6.493%, 02/01/34-09/01/36,
	total market value $1,126,080)	1,104,000
741,000	UBS Securities LLC Joint Repurchase Agreement, 5.32%,
	01/02/07, dated 12/29/06, repurchase value of $741,438
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.50%-7.50%, 03/01/08-12/01/36,
	total market value $755,820)	741,000

Total Short Term Investments – (identified cost $2,875,000)	2,875,000

Total Investments – (100.46%) – (identified cost $108,914,293) – (a)	150,349,521
Liabilities Less Other Assets – (0.46%)	(681,777)
Net Assets – (100.00%)	$149,667,744

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

December 31, 2006

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $110,729,423. At December 31, 2006, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$41,895,696
Unrealized depreciation	(2,275,598)
Net unrealized appreciation	$39,620,098

See Notes to Financial Statements

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

December 31, 2006

		Value
Principal	Security	(Note 1)
FANNIE MAE – (5.38%)
$1,000,000	Principal-Only Strip, 5.2904%, 03/15/07 (b)	$989,467
500,000	3.51%, 01/05/07	499,930
100,000	2.54%, 01/12/07	99,912
500,000	3.20%, 02/23/07	498,393
200,000	4.00%, 02/28/07	199,572
20,000	7.125%, 03/15/07	20,071
15,000	5.25%, 04/15/07	14,996
400,000	4.00%, 05/09/07	398,174
250,000	3.375%, 05/15/07	248,264
2,000,000	3.30%, 07/30/07	1,977,389
580,000	3.31%, 07/30/07	573,416
250,000	3.45%, 09/14/07	246,956
125,000	4.30%, 11/28/07 (d)	123,895

	Total Fannie Mae – (identified cost $5,890,435)	5,890,435

FEDERAL FARM CREDIT BANK – (0.99%)
600,000	3.625%, 04/19/07	597,015
500,000	2.39%, 06/18/07	493,502

	Total Federal Farm Credit Bank – (identified cost $1,090,517)	1,090,517

FEDERAL HOME LOAN BANK – (18.00%)
1,000,000	2.365%, 01/16/07	998,782
100,000	2.50%, 01/19/07	99,846
800,000	4.25%, 01/26/07 (d)	799,555
1,000,000	2.74%, 02/02/07	997,561
225,000	5.20%, 02/05/07	224,967
500,000	3.125%, 02/14/07	498,537
300,000	3.375%, 02/23/07	299,145
1,000,000	4.80%, 02/26/07	999,698
100,000	3.00%, 03/26/07	99,449
150,000	4.25%, 04/16/07	149,537
1,000,000	2.70%, 05/04/07	991,408
150,000	5.26%, 05/04/07	149,967
500,000	3.12%, 05/07/07	496,343
500,000	4.00%, 05/10/07 (d)	497,812
150,000	3.11%, 05/11/07	148,842

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

December 31, 2006

		Value
Principal	Security	(Note 1)
FEDERAL HOME LOAN BANK – (Continued)
$120,000	3.50%, 05/15/07	$119,216
1,000,000	3.125%, 05/21/07	991,860
7,000,000	5.174%, 07/05/07 (c)	7,000,000
120,000	4.625%, 07/11/07	119,586
160,000	4.625%, 07/18/07	159,434
450,000	3.30%, 08/10/07	444,645
710,000	5.45%, 08/17/07	710,746
700,000	4.875%, 08/22/07	698,295
500,000	3.375%, 08/27/07	493,852
400,000	3.375%, 09/14/07	394,687
250,000	3.625%, 10/26/07	246,648
500,000	3.40%, 11/09/07	492,362
200,000	5.31%, 11/09/07	199,998
200,000	5.00%, 11/26/07 (d)	199,571

	Total Federal Home Loan Bank – (identified cost $19,722,349)	19,722,349

FREDDIE MAC – (12.67%)
100,000	6.704%, 01/09/07	100,027
1,000,000	4.72%, 01/12/07	999,852
300,000	2.75%, 01/30/07	299,386
3,716,000	2.375%, 02/15/07	3,701,652
562,000	3.75%, 03/15/07	560,278
1,260,000	4.875%, 03/15/07	1,258,925
2,000,000	5.05%, 03/15/07	1,998,696
400,000	2.70%, 03/16/07	397,909
1,600,000	4.125%, 04/02/07	1,595,327
300,000	3.75%, 04/15/07	298,661
2,550,000	4.50%, 04/18/07	2,543,992
125,000	3.30%, 09/14/07	123,324

	Total Freddie Mac – (identified cost $13,878,029)	13,878,029

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

December 31, 2006

		Value
Principal	Security	(Note 1)
REPURCHASE AGREEMENTS – (62.76%)

$24,643,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.33%,
	01/02/07, dated 12/29/06, repurchase value of $24,657,594
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.00%-7.00%, 07/01/19-12/01/36, total market
	value $25,135,860)	$24,643,000
26,403,000	Nomura Securities International, Inc. Joint Repurchase Agreement,
	5.35%, 01/02/07, dated 12/29/06, repurchase value of $26,418,695
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.39%-6.493%, 02/01/34-09/01/36, total market
	value $26,931,060)	26,403,000
17,726,000	UBS Securities LLC Joint Repurchase Agreement, 5.32%, 01/02/07,
	dated 12/29/06, repurchase value of $17,736,478 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	4.50%-7.50%, 03/01/08-12/01/36, total market value $18,080,520)	17,726,000

	Total Repurchase Agreements – (identified cost $68,772,000)	68,772,000

	Total Investments – (99.80%) – (identified cost $109,353,330) – (a)	109,353,330
	Other Assets Less Liabilities – (0.20%)	215,929
	Net Assets – (100%)	$109,569,259

(a) Aggregate cost for Federal Income Tax purposes is $109,353,330.
(b) Zero coupon bonds reflect effective yield on the date of purchase.

(c)    The interest rates on floating rate securities, shown as of December 31, 2006, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(d)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate. Step-up bonds reflect the current effective yield on the security.

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2006

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
ASSETS:
Investments in securities, at value* (see
accompanying Schedules of Investments)	$11,911,498,680	$150,349,521	$109,353,330
Cash	87,794	3,574	3,508
Cash–Foreign currencies**	–	11,848	–
Receivables:
Dividends and interest	14,243,431	108,805	500,367
Capital stock sold	18,554,259	250,749	18,481
Prepaid expenses	168,441	3,278	3,070
Total assets	11,944,552,605	150,727,775	109,878,756
LIABILITIES:
Payables:
Capital stock redeemed	16,397,137	26,186	29,588
Investment securities purchased	2,987,009	885,115	–
Accrued expenses	3,479,416	59,878	28,868
Accrued management fees	5,452,070	88,852	29,970
Distributions payable	–	–	221,071
Total liabilities	28,315,632	1,060,031	309,497
NET ASSETS	$11,916,236,973	$149,667,744	$109,569,259

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$323,366,332	$2,676,970	$10,956,926
Additional paid-in capital	7,527,372,402	105,337,896	98,612,333
Overdistributed net investment income	(2,278,064)	(877,708)	–
Accumulated net realized gains (losses) from
investments and foreign currency transactions	(447,778,727)	1,094,815	–
Net unrealized appreciation on investments
and foreign currency transactions	4,515,555,030	41,435,771	–
Net Assets	$11,916,236,973	$149,667,744	$109,569,259

*Including:
Cost of investments	$7,395,955,728	$108,914,293	$109,353,330
Market value of repurchase agreements
(if greater than 10% of Fund’s net assets)	–	–	68,772,000

**Cost of cash – Foreign currencies	–	11,909	–

SELECTED FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – (Continued)

At December 31, 2006

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
CLASS S SHARES
Net assets	$7,509,158,313	$55,013,614	$5,916,008
Shares outstanding	163,028,491	3,936,390	5,916,008
Net asset value, offering, and redemption price
per share (Net Assets ÷ Shares Outstanding)	$46.06	$13.98	$1.00

CLASS D SHARES
Net assets	$4,407,078,660	$94,654,130	$103,653,251
Shares outstanding	95,664,575	6,771,492	103,653,251
Net asset value, offering, and redemption price
per share (Net Assets ÷ Shares Outstanding)	$46.07	$13.98	$1.00

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF OPERATIONS

For the year ended December 31, 2006

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
INVESTMENT INCOME (LOSS):
Income:
Dividends:
Unaffiliated companies*	$158,845,837	$1,074,773	$–
Affiliated companies	530,808	–	–
Interest	12,420,644	218,791	5,635,045
Security lending fees	248,765	–	–
Total income	172,046,054	1,293,564	5,635,045
Expenses:
Management fees (Note 2)	56,296,368	922,419	341,411
Custodian fees	1,236,388	45,883	19,884
Transfer agent fees:
Class S	6,643,775	71,152	11,536
Class D	754,458	27,310	7,018
Audit fees	55,200	15,600	13,200
Legal fees	99,000	6,783	6,680
Reports to shareholders	903,394	10,069	5,700
Directors’ fees and expenses	453,334	5,772	4,997
Registration and filing fees	320,000	46,658	39,683
Miscellaneous	235,315	11,586	7,752
Payments under distribution plan– Class S
(Note 3)	18,445,236	145,308	92,329
Total expenses	85,442,468	1,308,540	550,190
Expenses paid indirectly (Note 6)	(15,195)	(302)	(89)
Net expenses	85,427,273	1,308,238	550,101
Net investment income (loss)	86,618,781	(14,674)	5,084,944

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions:
Unaffiliated companies	40,673,928	9,871,723	–
Affiliated companies	119,119,412	–	–
Foreign currency transactions	(142,633)	(2,857)	–
Net increase in unrealized appreciation on
investments and foreign currency transactions	1,312,883,479	12,628,672	–
Net realized and unrealized gain on investments
and foreign currency	1,472,534,186	22,497,538	–
Net increase in net assets resulting from
operations	$1,559,152,967	$22,482,864	$5,084,944

*Net of foreign taxes withheld as follows	$960,660	$61,544	$–

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2006

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
OPERATIONS:
Net investment income (loss)	$86,618,781	$(14,674)	$5,084,944
Net realized gain from investments
and foreign currency transactions	159,650,707	9,868,866	–
Net increase in unrealized appreciation on
investments and foreign currency transactions	1,312,883,479	12,628,672	–
Net increase in net assets resulting from
operations	1,559,152,967	22,482,864	5,084,944

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Class S	(46,346,470)	(421,560)	(1,448,108)
Class D	(39,367,825)	(988,026)	(3,636,836)
Realized gains from investment transactions:
Class S	–	(2,172,364)	–
Class D	–	(3,646,136)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from
capital share transactions (Note 5):
Class S	(1,483,016,768)	(21,080,094)	(94,467,080)
Class D	2,273,236,483	32,060,894	92,214,188

Total increase (decrease) in net assets	2,263,658,387	26,235,578	(2,252,892)

NET ASSETS:
Beginning of year	9,652,578,586	123,432,166	111,822,151
End of year*	$11,916,236,973	$149,667,744	$109,569,259

*Including overdistributed net investment
income of	$(2,278,064)	$(877,708)	$–

See Notes to Financial Statements

SELECTED FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2005

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
OPERATIONS:
Net investment income	$70,809,993	$191,790	$2,826,197
Net realized gain (loss) from investments,
options, and foreign currency transactions	(44,730,687)	8,812,175	–
Net increase in unrealized appreciation on
investments and foreign currency transactions	806,940,785	569,617	–
Net increase in net assets resulting from
operations	833,020,091	9,573,582	2,826,197

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Class S	(54,763,884)	(638,705)	(2,650,082)
Class D	(15,470,036)	(647,142)	(176,115)
Realized gains from investment transactions:
Class S	–	(4,541,272)	–
Class D	–	(3,564,881)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from
capital share transactions (Note 5):
Class S	658,189,804	(23,574,361)	(6,260,347)
Class D	890,627,211	36,784,362	6,475,963

Total increase in net assets	2,311,603,186	13,391,583	215,616

NET ASSETS:
Beginning of year	7,340,975,400	110,040,583	111,606,535
End of year*	$9,652,578,586	$123,432,166	$111,822,151

*Including overdistributed net investment
income of	$(3,039,917)	$(1,419,589)	$–

See Notes to Financial Statements

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”), Selected Special Shares, Inc. (a Maryland corporation) (“Selected Special Shares”), and the Selected Capital Preservation Trust (a Ohio corporation) (“Trust”). The Trust consists of the Selected Daily Government Fund. The Funds and Trust are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Selected American Shares and Selected Special Shares are diversified, professionally managed stock-oriented funds.

Selected Daily Government Fund seeks to provide a high level of current income from short-term money market securities consistent with prudent investment management, preservation of capital and maintenance of liquidity. It invests in U.S. Government Securities and repurchase agreements in respect thereto.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the fund's investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. A fund's return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

The Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation and distributions.

A. VALUATION OF SECURITIES - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2006, Selected American Shares had available for federal income tax purposes unused capital loss carryforwards as follows:

SELECTED
AMERICAN
SHARES
Expiring:
12/31/2010	201,762,000
12/31/2011	109,428,000
12/31/2012	63,796,000
12/31/2013	69,420,000
Total	$444,406,000

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include returns of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.      DIRECTORS/TRUSTEES FEES AND EXPENSES - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee under the plan will be determined based upon the performance of the Selected Funds.

J.     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, distributions from real estate investment trusts, and distributions in connection with redemption of Fund shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal Income Tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2006, for Selected American Shares, amounts have been reclassified to reflect an increase in overdistributed net investment income of $142,633 and a corresponding decrease in accumulated net realized loss; for Selected Special Shares, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $1,966,141 and a corresponding decrease in accumulated net realized gain.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2006

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

J.	DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - (Continued)

The tax character of distributions paid during the years ended December 31, 2006 and 2005, was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL
Selected American Shares
2006	$85,714,295	$–	$85,714,295
2005	70,233,920	–	70,233,920

Selected Special Shares
2006	1,409,586	5,818,500	7,228,086
2005	2,459,874	6,932,126	9,392,000

Selected Daily Government Fund
2006	5,084,944	–	5,084,944
2005	2,826,197	–	2,826,197

As of December 31, 2006 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES
Undistributed net investment income	$1,008,548	$972,687
Accumulated net realized gains (losses) from investments
and foreign currency transactions	(444,406,467)	1,100,608
Net unrealized appreciation on investments	4,511,354,532	39,620,644
Total	$4,067,956,613	$41,693,939

K.    NEW ACCOUNTING PRONOUNCEMENT - In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. The Funds are required to record any change in NAV related to the implementation of FIN 48 no later than the last business day of the semi-annual reporting period, and the effects of FIN 48 would be reflected in the Funds’ Semi-Annual Report. The Funds do not believe the impact from adopting FIN 48 will materially impact the financial statement amounts.

In September 2006, FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal periods. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2006

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Selected Advisers, L.P. (the “Adviser”), the Fund’s investment adviser. The rate for Selected American Shares is 0.65% on the first $500 million of average net assets, 0.60% on the next $500 million, 0.55% on the next $2 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. The rate for Selected Special Shares is 0.70% on the first $50 million, 0.675% on the next $100 million, 0.65% on the next $100 million, and 0.60% of average net assets in excess of $250 million. Advisory fees paid during the year ended December 31, 2006, approximated 0.53% and 0.68% of average net assets for Selected American Shares and Selected Special Shares, respectively. The rate for the Selected Daily Government Fund is 0.30% of average net assets.

Boston Financial Data Services, Inc. ("BFDS") is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2006 was $179,305, $9,169, and $2,311 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. Certain Directors/Trustees and officers of the Funds are also Directors/Trustees and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - DISTRIBUTION

For services under the distribution agreement, the Funds’ Class S shares pay a fee of 0.25% of average daily net assets. For the year ended December 31, 2006, Selected American Shares, Selected Special Shares, and Selected Daily Government Fund incurred distribution services fees totaling $18,445,236, $145,308, and $92,329, respectively.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2006 were as follows:

	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES
Cost of purchases	$1,639,303,909	$56,323,807
Proceeds of sales	$937,804,904	$54,962,329

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2006

NOTE 5 - CAPITAL STOCK

At December 31, 2006, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized. At December 31, 2006, there were 50 million shares of capital stock of Selected Special Shares ($0.25 par value per share) authorized. At December 31, 2006, there were unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share) authorized. Transactions in capital stock were as follows:

CLASS S	Year ended December 31, 2006
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold	43,688,600	705,364	4,042,222
Shares issued in reinvestment of distributions	989,836	182,150	1,433,529
	44,678,436	887,514	5,475,751
Shares redeemed/transferred out	(79,902,662)	(2,424,921)	(99,942,831)
Net decrease	(35,224,226)	(1,537,407)	(94,467,080)

Proceeds from shares sold	$1,841,769,757	$9,444,040	$4,042,222
Proceeds from shares issued in reinvestment of
distributions	44,542,529	2,479,056	1,433,529
	1,886,312,286	11,923,096	5,475,751
Cost of shares redeemed/transferred out	(3,369,329,054)	(33,003,190)	(99,942,831)
Net decrease	$(1,483,016,768)	$(21,080,094)	$(94,467,080)

CLASS S	Year ended December 31, 2005
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold	50,344,813	725,762	2,938,196
Shares issued in reinvestment of distributions	1,311,849	406,161	2,535,651
	51,656,662	1,131,923	5,473,847
Shares redeemed/transferred out	(34,021,468)	(2,938,463)	(11,734,194)
Net increase (decrease)	17,635,194	(1,806,540)	(6,260,347)

Proceeds from shares sold	$1,903,337,984	$9,179,552	$2,938,196
Proceeds from shares issued in reinvestment of
distributions	53,050,957	5,028,076	2,535,651
	1,956,388,941	14,207,628	5,473,847
Cost of shares redeemed/transferred out	(1,298,199,137)	(37,781,989)	(11,734,194)
Net increase (decrease)	$658,189,804	$(23,574,361)	$(6,260,347)

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2006

NOTE 5 - CAPITAL STOCK - (Continued)

CLASS D	Year ended December 31, 2006
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold/transferred in	58,874,984	2,445,242	100,812,780
Shares issued in reinvestment of distributions	769,051	327,052	3,447,609
	59,644,035	2,772,294	104,260,389
Shares redeemed	(5,614,688)	(429,576)	(12,046,201)
Net increase	54,029,347	2,342,718	92,214,188

Proceeds from shares sold/transferred in	$2,475,853,448	$33,302,435	$100,812,780
Proceeds from shares issued in reinvestment of
distributions	34,599,727	4,451,174	3,447,609
	2,510,453,175	37,753,609	104,260,389
Cost of shares redeemed	(237,216,692)	(5,692,715)	(12,046,201)
Net increase	$2,273,236,483	$32,060,894	$92,214,188

CLASS D	Year ended December 31, 2005
	SELECTED AMERICAN SHARES	SELECTED SPECIAL SHARES	SELECTED DAILY GOVERNMENT FUND
Shares sold/transferred in	24,704,407	2,675,227	10,821,010
Shares issued in reinvestment of distributions	343,854	319,160	156,929
	25,048,261	2,994,387	10,977,939
Shares redeemed	(1,894,711)	(135,822)	(4,501,976)
Net increase	23,153,550	2,858,565	6,475,963

Proceeds from shares sold/transferred in	$949,229,022	$34,569,196	$10,821,010
Proceeds from shares issued in reinvestment of
distributions	13,902,140	3,948,216	156,929
	963,131,162	38,517,412	10,977,939
Cost of shares redeemed	(72,503,951)	(1,733,050)	(4,501,976)
Net increase	$890,627,211	$36,784,362	$6,475,963

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with the custodian bank, each Fund’s custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. During the year ended December 31, 2006, such reductions amounted to $15,195, $302, and $89 for Selected American Shares, Selected Special Shares, and Selected Daily Government Fund, respectively.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2006

NOTE 7 - SECURITIES LOANED

Selected American Shares (the “Fund”) has entered into a securities lending arrangement with UBS Securities LLC. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Securities LLC is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2006, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 - OPTION ACTIVITY

Each Fund may purchase or sell options (including “put options”) to pursue its investment objective or for hedging purposes. When selling a put option, the purchaser receives the right to sell, and the writer (the Fund) the obligation to buy, the underlying investment at the exercise price during the option period.

When writing a put option on a security, to secure its obligation to pay for the underlying security, each Fund will deposit, in escrow, liquid assets with a value equal to or greater than the exercise price of the underlying securities. Each Fund therefore foregoes the opportunity of investing the segregated assets. The premium each Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, each Fund also assumes the obligation, during the option period, to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. See the Statement of Additional Information for more information concerning the Funds’ use of options.

Options are valued daily based upon the Funds’ valuation procedures (Note 1) and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss upon the expiration or closing of the option transaction. Put options written are reported as a liability in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are reported in the Statements of Operations.

There was no written put option activity for the year ended December 31, 2006.

NOTE 9 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Funds had no borrowings outstanding for the year ended December 31, 2006.

SELECTED FUNDS

NOTES TO FINANCIAL STATEMENTS – (Continued)

December 31, 2006

NOTE 10 - LITIGATION MATTERS

On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds (“Funds”) managed by Davis Selected Advisers L.P. (“Davis Advisors”) including the Selected Funds. The plaintiffs claim that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the “Defendants”) used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States District Court for the Southern District of New York. All four suits were consolidated into a single action. In October 2005, the District Court issued an order dismissing the consolidated amended class action complaint. The plaintiffs subsequently sought a motion for reconsideration, which was denied in November 2005. In December 2005, the plaintiffs filed an appeal with the United States Court of Appeals for the Second Circuit. The Appeal was withdrawn in March 2006.

SELECTED FUNDS

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Year ended 12/31/2006	$40.24	$0.30	[3]	$5.81	$6.11
Year ended 12/31/2005	36.87	0.31		3.34	3.65
Year ended 12/31/2004	33.17	0.26		3.71	3.97
Year ended 12/31/2003	25.51	0.22		7.65	7.87
Year ended 12/31/2002	30.99	0.17		(5.45)	(5.28)
Selected American Shares Class D:
Year ended 12/31/2006	40.23	0.45	[3]	5.81	6.26
Year ended 12/31/2005	36.86	0.41	[3]	3.35	3.76
Period from 05/03/2004[5] to 12/31/2004	34.12	0.18		2.91	3.09
Selected Special Shares Class S:
Year ended 12/31/2006	12.47	(0.03)[3]		2.22	2.19
Year ended 12/31/2005	12.44	0.02		1.03	1.05
Year ended 12/31/2004	11.70	0.05		1.26	1.31
Year ended 12/31/2003	8.61	(0.04)		3.60	3.56
Year ended 12/31/2002	10.50	(0.04)		(1.81)	(1.85)
Selected Special Shares Class D:
Year ended 12/31/2006	12.46	0.02	[3]	2.23	2.25
Year ended 12/31/2005	12.42	0.05	[3]	1.04	1.09
Period from 05/03/2004[5] to 12/31/2004	11.97	0.05		1.00	1.05

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$(0.29)	$–	$–	$–	$–	$(0.29)	$46.06	15.19%	$7,509	0.90%		0.90%		0.72%
(0.28)	–	–	–	–	(0.28)	40.24	9.90	7,978	0.90		0.90		0.81
(0.26)	–	–	–	(0.01)	(0.27)	36.87	11.97	6,660	0.92		0.92		0.76
(0.20)	–	–	–	(0.01)	(0.21)	33.17	30.90	5,978	0.94		0.93		0.80
(0.17)	–	–	–	(0.03)	(0.20)	25.51	(17.06)	4,346	0.94		0.93		0.61

(0.42)	–	–	–	–	(0.42)	46.07	15.59	4,407	0.58		0.58		1.04
(0.39)	–	–	–	–	(0.39)	40.23	10.19	1,675	0.61		0.60		1.11
(0.34)	–	–	–	(0.01)	(0.35)	36.86	9.08	681	0.65	[6]	0.65	[6]	1.10 [6]

(0.11)	(0.57)	–	–	–	(0.68)	13.98	17.74	55	1.16		1.16		(0.20)
(0.13)	(0.89)	–	–	–	(1.02)	12.47	8.45	68	1.16		1.12		0.11
(0.04)	(0.53)	–	–	–	(0.57)	12.44	11.34	91	1.17		1.17		0.37
–	(0.47)	–	–	–	(0.47)	11.70	41.40	96	1.21		1.21		(0.39)
–	(0.04)	–	–	–	(0.04)	8.61	(17.62)	60	1.21		1.17		(0.46)

(0.16)	(0.57)	–	–	–	(0.73)	13.98	18.19	95	0.83		0.83		0.13
(0.16)	(0.89)	–	–	–	(1.05)	12.46	8.83	55	0.87		0.86		0.37
(0.07)	(0.53)	–	–	–	(0.60)	12.42	8.91	20	0.91	[6]	0.91	[6]	0.86 [6]

SELECTED FUNDS

FINANCIAL HIGHLIGHTS – (Continued)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected Daily Government Fund Class S:
Year ended 12/31/2006	$1.000	$0.043	$–	$0.043
Year ended 12/31/2005	1.000	0.025	–	0.025
Year ended 12/31/2004	1.000	0.007	–	0.007
Year ended 12/31/2003	1.000	0.005	–	0.005
Year ended 12/31/2002	1.000	0.013	–	0.013
Selected Daily Government Fund Class D:
Year ended 12/31/2006	1.000	0.045	–	0.045
Year ended 12/31/2005	1.000	0.027	–	0.027
Period from 05/03/2004[5] to 12/31/2004	1.000	0.007	–	0.007

Portfolio Turnover[2] (for all classes of shares)	Year ended December 31,
	2006	2005	2004	2003	2002
Selected American Shares	9%	4%	3%	8%	19%
Selected Special Shares	41%	53%	30%	46%	46%

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000,000 omitted)	Ratio of Expenses To Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross	Net[4]

$(0.043)	$–	$–	$–	$–	$(0.043)	$1.000	4.33%	$6	0.67%	0.67%	4.28%
(0.025)	–	–	–	–	(0.025)	1.000	2.57	100	0.68	0.67	2.54
(0.007)	–	–	–	–	(0.007)	1.000	0.73	107	0.68	0.68	0.72
(0.005)	–	–	–	–	(0.005)	1.000	0.54	113	0.67	0.67	0.54
(0.013)	–	–	–	–	(0.013)	1.000	1.32	116	0.67	0.67	1.30

(0.045)	–	–	–	–	(0.045)	1.000	4.61	104	0.40	0.40	4.55
(0.027)	–	–	–	–	(0.027)	1.000	2.75	11	0.50	0.50	2.71
(0.007)	–	–	–	–	(0.007)	1.000	0.74	5	0.44 [6]	0.44 [6]	1.21 [6]

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns for periods of less than one full year are not annualized.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Per share calculations were based on average shares outstanding for the period.

4    The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

[5]	Inception date of class.

[6]	Annualized.

See Notes to Financial Statements

SELECTED FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors/Trustees

of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Capital Preservation Trust:

We have audited the accompanying statements of assets and liabilities of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Daily Government Fund (a series of Selected Capital Preservation Trust), including the schedules of investments, as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Selected American Shares, Inc., Selected Special Shares, Inc., and Selected Daily Government Fund as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 2, 2007

SELECTED FUNDS

For the Year Ended December 31, 2006 (Unaudited)

Federal Income Tax Information

In early 2007, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2006. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2006 with their 2006 Form 1099-DIV.

Selected American Shares, Inc.

Income dividends paid by the Fund during the calendar year 2006 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

For the calendar year 2006 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $85,714,295 as qualified dividend income.

Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, either as interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the calendar year 2006, $6,253,332 or 7% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

Selected Special Shares, Inc.

During the calendar year 2006, the Fund declared and paid long-term capital gain distributions in the amount of $5,818,500.

Dividends paid by the Fund during the calendar year 2006, which are not designated as capital gain distributions, should be multiplied by 33% to arrive at the net amount eligible for the corporate dividend-received deduction.

For the calendar year 2006 certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $657,527 as qualified dividend income.

Portfolio Proxy Voting Policies and Procedures

The Funds has adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until retirement, resignation, death, or removal. Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

William P. Barr (5/23/50)	Director	Director since 1994	Executive Vice President and General Counsel, Verizon (formerly GTE Corporation before it merged with Bell Atlantic) since July 1994; Attorney General of the United States from August 1991 to January 1993; Partner with the law firm of Shaw, Pittman, Potts & Trowbridge from 1984 to April 1989 and January 1993 to August 1994.	3	None

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, Inc. (private equity and real estate investment management) since March 1999; former Managing Director, Financial Guaranty Insurance Company; former Treasurer, State of Connecticut.	3	Director, Hartford Foundation for Public Giving; Director, National Association for the Advancement of Colored People; Director, University of Connecticut Foundation, Inc.

Jerome E. Hass (6/1/40)	Director	Director since 1997	Professor of Finance and Business Strategy, Johnson Graduate School of Management, Cornell University; Consultant, National Economic Research Associates; former Chief of Division of Economic Research of the Federal Power Commission and Special Assistant to James R. Schlesinger at the Executive Office of the President of the United States.	3	None

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS - (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors – (Continued)

Katherine L. MacWilliams (1/19/56)	Director	Director since 1997	Former Chief Financial Officer, Coors Brewers Limited, former Vice President, International Finance, Coors Brewing Company; former Vice President & Treasurer, Coors Brewing Company and Adolph Coors Company; former Vice President of Capital Markets for UBS Securities in New York; former member of the Board of International Swaps and Derivatives Association, Inc.	3	None

James J. McMonagle (10/1/44)	Director/ Chairman	Director since 1990	Chairman of the Selected Funds Board of Directors since 1990; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002; formerly Senior Vice President and General Counsel of University Hospitals Health System, Inc. and University Hospitals of Cleveland from 1990 to 2002; Judge of the Court of Common Pleas, Cuyahoga County, Ohio, from 1976 to 1990.	3	Director, Owens Corning Corporation (building materials).

Richard O'Brien (9/12/45)	Director	Director since 1996	Retired Corporate Economist for Hewlett-Packard Company; former Chairman of the Economic Advisory Council of the California Chamber of Commerce.	3	Director and past President, Silicon Valley Roundtable; Director, Family Services Agency of San Francisco.

SELECTED FUNDS

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS - (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors – (Continued)

Marsha Williams (3/28/51)	Director	Director since 1996	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	16

Director of the Davis Funds (consisting of 13 portfolios); Director, Modine Manufacturing, Inc.(heat transfer technology). Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Andrew A. Davis (6/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	16	Director of the Davis Funds (consisting of 13 portfolios).

Christopher C. Davis (7/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund and the Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co., a registered broker/dealer.	16	Director of the Davis Funds (consisting of 13 portfolios); Director, Washington Post Co. (newspaper publisher).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

SELECTED FUNDS

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
William P. Barr	James J. McMonagle
Francisco L. Borges	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
Jerome Hass	Andrew A. Davis
James J. McMonagle	Vice President
Katherine L. MacWilliams	Kenneth C. Eich
Richard O’Brien	Executive Vice President &
Marsha Williams	Principal Executive Officer
Sharra L. Haynes
Vice President & Chief Compliance Officer
Investment Adviser	Douglas A. Haines
Davis Selected Advisers, L.P.	Vice President & Principal Accounting Officer
2949 East Elvira Road, Suite 101	Thomas D. Tays
Tucson, Arizona 85706	Vice President & Secretary
Arthur Don
Distributor	Assistant Secretary
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Custodian
State Street Bank and Trust Company
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111 Transfer Agent Boston Financial Data Services, Inc c/o The Selected Funds P.O. Box 8243 Boston, Massachusetts 02266-8243

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577 Independent Registered Public Accounting Firm KPMG LLP 707 Seventeenth Street, Suite 2700 Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2006 and December 31, 2005 were $55,200 and $54,000, respectively.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2006 and December 31, 2005 were $0 and $0, respectively.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2006 and December 31, 2005 were $5,820 and $5,580, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)

All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2006 and December 31, 2005 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Fund’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Fund’s Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Fund’s independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended July 31, 2005 and July 31, 2004. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this form N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment

Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: March 7, 2007

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: March 7, 2007